Compensation Plans (Schedule Of Outstanding Stock Appreciation Rights) (Details) - Stock Appreciation Rights (SARs) [Member] - United States Of America Dollars [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding, Number, Beginning of Year	12,264	14,930
Granted	1,444	3,139
Exercised - SARs		(1,095)
Forfeited	(1,338)	(4,667)
Expired	(2,233)	(43)
Outstanding, Number, End of Year	10,137	12,264
Exercisable, End of Year	6,149	7,310
Outstanding, Weighted Average Exercise Price, Beginning of Year	$ 23.04	$ 23.79
Grants, Weighted Average Exercise Price	12.30	19.10
Exercised - SARs, Weighted Average Exercise Price		19.96
Forfeited, Weighted Average Exercise Price	20.00	23.49
Expired, Weighted Average Exercise Price	30.58	26.04
Outstanding, Weighted Average Exercise Price, End of Year	20.26	23.04
Exercisable, End of Year, Weighted Average Exercise Price	$ 22.49	$ 25.97